Right of Use Assets - Schedule of Right of Use Assets (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Right-of-Use Assets, cost [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year	RM 307,323	$ 75,723	RM 307,323
Add: New right-of-use asset recognized	1,487,466	366,506
Less: Termination	(105,860)	(26,084)
Less: Modification	(69)	(17)
As at end of the year	1,688,860	416,128	307,323
Right-of-Use Assets, Accumulated Amortization [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year	137,297	33,829	82,041
Amortization of the year	214,646	52,888	55,256
Less: Termination	(73,311)	(18,064)
As at end of the year	278,632	68,653	137,297
Right-of-Use Assets, carrying amount [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year	170,026	41,894	225,282
As at end of the year	RM 1,410,228	$ 347,475	RM 170,026